Condensed consolidated statement of financial position - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Non-current assets
Property, plant and equipment	$ 13,615	$ 12,962	$ 11,637
Right-of-use assets	2,685	1,741	1,592
Goodwill	21,181	21,242	21,222
Intangible assets	37,723	37,846	37,925
Investments in associates and joint ventures	297	302	276
Other investments	2,619	2,223	1,863
Derivative financial instruments	394	498	509
Other receivables	1,351	1,327	1,066
Income tax receivable	1,516	1,391	1,137
Deferred tax assets	6,487	5,819	6,256
Total non-current assets	87,868	85,351	83,483
Current assets
Inventories	6,932	6,557	6,467
Trade and other receivables	14,330	15,177	14,168
Other investments	75	30	50
Derivative financial instruments	76	90	95
Intangible assets			100
Income tax receivable	1,659	1,158	1,001
Cash and cash equivalents	4,893	5,711	7,058
Total current assets	27,965	28,723	28,939
Total assets	115,833	114,074	112,422
Current liabilities
Interest-bearing loans and borrowings	(5,808)	(3,104)	(6,492)
Lease liabilities	(426)	(382)	(361)
Trade and other payables	(22,893)	(25,280)	(23,986)
Derivative financial instruments	(108)	(81)	(100)
Provisions	(850)	(686)	(1,168)
Income tax payable	(1,468)	(1,084)	(1,429)
Total current liabilities	(31,553)	(30,617)	(33,536)
Non-current liabilities
Interest-bearing loans and borrowings	(23,683)	(24,715)	(24,714)
Lease liabilities	(2,322)	(1,421)	(1,272)
Derivative financial instruments	(3)
Deferred tax liabilities	(3,463)	(3,500)	(3,615)
Retirement benefit obligations	(852)	(1,105)	(1,418)
Provisions	(967)	(918)	(972)
Income tax payable	(649)	(700)	(485)
Other payables	(1,971)	(2,379)	(1,600)
Total non-current liabilities	(33,910)	(34,738)	(34,076)
Total liabilities	(65,463)	(65,355)	(67,612)
Net assets	50,370	48,719	44,810
Equity
Share capital	388	388	388
Share premium account	35,282	35,266	35,238
Other reserves	2,033	2,041	2,070
Retained earnings	12,592	10,972	7,023
Capital and reserves attributable to equity holders of the Parent	50,295	48,667	44,719
Non-controlling interests	75	52	91
Total equity	$ 50,370	$ 48,719	$ 44,810